Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
September 30, 2025
MHT-NPRT1-1125
1.951037.112
Common Stocks - 96.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	6,090,843	27,123,992
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	923,400	254,767,676
CANADA - 2.3%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Athabasca Oil Corp (b)	7,642,100	36,571,377
Imperial Oil Ltd (a)	3,836,400	347,858,961
MEG Energy Corp	3,165,753	63,874,646
		448,304,984
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (b)	680,500	95,363,882
TOTAL CANADA		543,668,866
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	1,272,600	70,616,574
FRANCE - 0.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	415,400	40,742,489
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	474,900	110,901,492
TOTAL FRANCE		151,643,981
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	754,246	201,542,074
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	2,829,100	17,836,481
JAPAN - 0.0%
Information Technology - 0.0%
Software - 0.0%
Money Forward Inc (b)	105,200	4,258,933
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	21,150	5,233,173
NETHERLANDS - 0.8%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	2,158,381	62,371,731
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	24,200	17,848,952
Merus NV (b)	303,300	28,555,695
		46,404,647
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	42,900	41,531,061
BE Semiconductor Industries NV	269,912	40,197,520
		81,728,581
TOTAL NETHERLANDS		190,504,959
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	915,000	31,693,234
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	587,700	164,138,733
UNITED KINGDOM - 1.1%
Consumer Staples - 0.6%
Beverages - 0.1%
Diageo PLC ADR	443,100	42,285,033
Tobacco - 0.5%
British American Tobacco PLC ADR	2,062,700	109,488,116
TOTAL CONSUMER STAPLES		151,773,149

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	219,700	12,110,519
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	5,391,900	86,670,811
TOTAL UNITED KINGDOM		250,554,479
UNITED STATES - 87.2%
Communication Services - 9.5%
Entertainment - 0.4%
Walt Disney Co/The	784,393	89,812,998
Interactive Media & Services - 8.2%
Alphabet Inc Class A	2,603,225	632,843,998
Alphabet Inc Class C	2,208,360	537,846,078
Meta Platforms Inc Class A	1,035,400	760,377,052
		1,931,067,128
Media - 0.9%
Comcast Corp Class A	6,979,842	219,306,636
TOTAL COMMUNICATION SERVICES		2,240,186,762

Consumer Discretionary - 2.7%
Broadline Retail - 0.8%
Amazon.com Inc (b)	798,600	175,348,602
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings Inc	6,837	36,914,809
Marriott International Inc/MD Class A1	150,400	39,170,176
Starbucks Corp	593,400	50,201,640
		126,286,625
Household Durables - 0.6%
Somnigroup International Inc	1,492,300	125,845,659
Whirlpool Corp (a)	295,263	23,207,672
		149,053,331
Specialty Retail - 0.7%
Home Depot Inc/The	5,900	2,390,621
Lowe's Cos Inc	606,907	152,521,798
Restoration Hardware Inc (b)	77,400	15,724,584
		170,637,003
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (b)	19,900	3,540,807
NIKE Inc Class B	313,700	21,874,301
		25,415,108
TOTAL CONSUMER DISCRETIONARY		646,740,669

Consumer Staples - 3.0%
Beverages - 1.3%
Brown-Forman Corp Class B	1,260,086	34,123,129
Coca-Cola Co/The	2,236,595	148,330,980
Keurig Dr Pepper Inc	4,477,800	114,228,678
		296,682,787
Consumer Staples Distribution & Retail - 0.7%
Performance Food Group Co (b)	304,600	31,690,584
Sysco Corp	487,700	40,157,218
Target Corp	681,200	61,103,640
US Foods Holding Corp (b)	403,000	30,877,860
		163,829,302
Food Products - 0.0%
Lamb Weston Holdings Inc	84,577	4,912,232
Household Products - 0.0%
Procter & Gamble Co/The	28,600	4,394,390
Personal Care Products - 0.6%
Estee Lauder Cos Inc/The Class A	527,800	46,509,736
Kenvue Inc	5,525,511	89,679,044
		136,188,780
Tobacco - 0.4%
Philip Morris International Inc	654,400	106,143,680
TOTAL CONSUMER STAPLES		712,151,171

Energy - 6.2%
Energy Equipment & Services - 0.1%
Tidewater Inc (a)(b)	257,300	13,721,809
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp	446,900	69,399,101
ConocoPhillips	654,700	61,928,073
Exxon Mobil Corp	7,532,001	849,233,113
Shell PLC ADR	6,567,700	469,787,581
		1,450,347,868
TOTAL ENERGY		1,464,069,677

Financials - 15.7%
Banks - 10.8%
Bank of America Corp	12,770,394	658,824,626
JPMorgan Chase & Co (e)	147,771	46,611,407
M&T Bank Corp	495,120	97,845,614
PNC Financial Services Group Inc/The	1,097,521	220,524,895
Truist Financial Corp	726,200	33,201,864
US Bancorp	1,896,919	91,678,095
Wells Fargo & Co (e)	16,707,989	1,400,463,639
		2,549,150,140
Capital Markets - 2.0%
Blue Owl Capital Inc Class A	2,775,000	46,980,750
Charles Schwab Corp/The	437,200	41,739,484
KKR & Co Inc Class A	1,492,751	193,982,992
Moody's Corp	31,500	15,009,120
Morgan Stanley	223,824	35,579,063
MSCI Inc	3,400	1,929,194
Northern Trust Corp	937,151	126,140,525
Raymond James Financial Inc	106,903	18,451,458
		479,812,586
Financial Services - 2.3%
Apollo Global Management Inc	231,600	30,865,332
Corpay Inc (b)	69,600	20,048,976
Global Payments Inc	156,300	12,985,404
Mastercard Inc Class A	147,489	83,893,218
PayPal Holdings Inc (b)	373,900	25,073,734
Visa Inc Class A	1,058,693	361,416,616
		534,283,280
Insurance - 0.6%
Arthur J Gallagher & Co	138,400	42,868,016
Brown & Brown Inc	783,400	73,475,086
Chubb Ltd	89,997	25,401,653
		141,744,755
TOTAL FINANCIALS		3,704,990,761

Health Care - 8.4%
Biotechnology - 0.7%
Alnylam Pharmaceuticals Inc (b)	158,850	72,435,600
Exact Sciences Corp (b)	1,301,900	71,226,949
Gilead Sciences Inc	140,800	15,628,800
Vaxcyte Inc (b)	432,100	15,564,242
		174,855,591
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	175,300	23,479,682
Baxter International Inc	2,473,300	56,317,041
Becton Dickinson & Co	144,706	27,084,622
Boston Scientific Corp (b)	2,241,295	218,817,631
Masimo Corp (b)	95,300	14,061,515
Solventum Corp (b)	178,118	13,002,614
		352,763,105
Health Care Providers & Services - 3.1%
Cardinal Health Inc	433,058	67,972,784
Cigna Group/The	488,711	140,870,946
Humana Inc	351,200	91,371,704
McKesson Corp (e)	160,421	123,931,639
UnitedHealth Group Inc	814,881	281,378,409
		705,525,482
Life Sciences Tools & Services - 0.8%
Bruker Corp	1,799,200	58,456,008
Danaher Corp	312,200	61,896,772
Thermo Fisher Scientific Inc	160,200	77,700,204
		198,052,984
Pharmaceuticals - 2.3%
Eli Lilly & Co	114,800	87,592,400
GSK PLC ADR	4,624,428	199,590,313
Haleon PLC ADR	13,973,136	125,339,030
Johnson & Johnson	546,577	101,346,307
Merck & Co Inc	482,400	40,487,832
		554,355,882
TOTAL HEALTH CARE		1,985,553,044

Industrials - 16.7%
Aerospace & Defense - 10.2%
Boeing Co (b)	4,304,606	929,063,113
GE Aerospace (e)	3,787,106	1,139,237,227
General Dynamics Corp	210,660	71,835,060
Howmet Aerospace Inc	150,800	29,591,484
Huntington Ingalls Industries Inc	245,850	70,782,674
RTX Corp	79,700	13,336,201
Spirit AeroSystems Holdings Inc Class A (b)	3,230,648	124,703,013
Textron Inc	25,268	2,134,893
		2,380,683,665
Air Freight & Logistics - 0.7%
United Parcel Service Inc Class B	2,065,456	172,527,540
Building Products - 0.1%
A O Smith Corp	245,200	18,000,132
AAON Inc	38,065	3,556,794
		21,556,926
Commercial Services & Supplies - 0.0%
Veralto Corp	101,866	10,859,934
Construction & Engineering - 0.0%
Centuri Holdings Inc (b)	488,800	10,347,896
Electrical Equipment - 4.6%
Emerson Electric Co	101,700	13,341,006
GE Vernova Inc (e)	1,492,926	918,000,197
Hubbell Inc	73,114	31,461,685
Vertiv Holdings Co Class A	800,196	120,717,569
		1,083,520,457
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	1,030,115	40,699,844
Machinery - 0.9%
Allison Transmission Holdings Inc	258,300	21,924,504
Cummins Inc	91,900	38,815,803
Deere & Co	69,400	31,733,844
Donaldson Co Inc	258,900	21,190,965
Nordson Corp	73,300	16,635,435
Otis Worldwide Corp	288,484	26,376,092
Stanley Black & Decker Inc	120,500	8,956,765
Westinghouse Air Brake Technologies Corp	247,319	49,580,040
		215,213,448
Trading Companies & Distributors - 0.0%
Watsco Inc	24,100	9,743,629
TOTAL INDUSTRIALS		3,945,153,339

Information Technology - 22.7%
IT Services - 0.0%
Gartner Inc (b)	19,500	5,125,965
Semiconductors & Semiconductor Equipment - 12.4%
Applied Materials Inc	307,802	63,019,381
Broadcom Inc	1,801,800	594,431,838
First Solar Inc (b)(e)	292,200	64,438,866
Lam Research Corp	652,700	87,396,530
Marvell Technology Inc	1,991,585	167,432,551
Micron Technology Inc	832,100	139,226,972
NVIDIA Corp	9,482,000	1,769,151,560
Teradyne Inc	113,800	15,663,432
		2,900,761,130
Software - 7.8%
Adobe Inc (b)	292,600	103,214,650
Autodesk Inc (b)	211,728	67,259,634
Intuit Inc	62,400	42,613,584
Microsoft Corp	3,056,405	1,583,064,970
Synopsys Inc (b)	82,700	40,803,353
		1,836,956,191
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	2,338,814	595,532,209
TOTAL INFORMATION TECHNOLOGY		5,338,375,495

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc	113,300	30,899,176
Dow Inc	298,900	6,853,777
LyondellBasell Industries NV Class A1	91,400	4,482,256
Mosaic Co/The	2,387,200	82,788,096
Sherwin-Williams Co/The	5,800	2,008,308
		127,031,613
Construction Materials - 0.1%
James Hardie Industries PLC (b)	1,363,300	26,188,993
TOTAL MATERIALS		153,220,606

Real Estate - 0.6%
Industrial REITs - 0.0%
Terreno Realty Corp	254,600	14,448,549
Residential REITs - 0.1%
Sun Communities Inc	159,100	20,523,900
Specialized REITs - 0.5%
American Tower Corp	275,781	53,038,202
Crown Castle Inc	556,700	53,715,983
Equinix Inc	4,422	3,463,487
		110,217,672
TOTAL REAL ESTATE		145,190,121

Utilities - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp	71,400	8,835,750
Edison International	154,200	8,524,176
Entergy Corp	221,400	20,632,266
PG&E Corp	491,300	7,408,804
Southern Co/The	1,838,300	174,215,691
		219,616,687
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	116,600	22,844,272
Multi-Utilities - 0.1%
Sempra	243,100	21,874,138
TOTAL UTILITIES		264,335,097

TOTAL UNITED STATES		20,599,966,742
ZAMBIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
First Quantum Minerals Ltd (b)	15,059,100	340,634,094
TOTAL COMMON STOCKS (Cost $11,144,766,922)		22,854,183,991

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A (Cost $21,978,530)	87,200	23,700,960

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	621,509,788	621,634,090
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	363,818,600	363,854,981
TOTAL MONEY MARKET FUNDS (Cost $985,489,071)			985,489,071

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $12,152,234,523)	23,863,374,022
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(239,028,972)
NET ASSETS - 100.0%	23,624,345,050

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
First Solar Inc	Chicago Board Options Exchange	1,490	32,858,970	250.00	11/21/2025	(1,367,075)
First Solar Inc	Chicago Board Options Exchange	747	16,473,591	240.00	11/21/2025	(900,135)
GE Aerospace	Chicago Board Options Exchange	1,912	57,516,784	320.00	11/21/2025	(1,601,300)
GE Aerospace	Chicago Board Options Exchange	1,527	45,935,214	300.00	11/21/2025	(2,595,900)
GE Vernova Inc	Chicago Board Options Exchange	573	35,233,770	700.00	11/21/2025	(1,057,185)
GE Vernova Inc	Chicago Board Options Exchange	420	25,825,800	730.00	11/21/2025	(525,000)
JPMorgan Chase & Co	Chicago Board Options Exchange	1,431	45,138,033	305.00	10/3/2025	(1,566,945)
McKesson Corp	Chicago Board Options Exchange	307	23,716,978	750.00	10/17/2025	(921,000)
Wells Fargo & Co	Chicago Board Options Exchange	8,327	69,796,914	95.00	11/21/2025	(441,331)
Wells Fargo & Co	Chicago Board Options Exchange	839	7,032,498	92.50	11/21/2025	(72,154)

						(11,048,025)
TOTAL WRITTEN OPTIONS						(11,048,025)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $31,693,234 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,693,234 or 0.1% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $359,528,552.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	529,076,106	924,945,082	832,389,627	5,068,410	2,529	-	621,634,090	621,509,788	1.1%
Fidelity Securities Lending Cash Central Fund	126,479,306	536,587,721	299,212,046	229,920	-	-	363,854,981	363,818,600	1.2%
Total	655,555,412	1,461,532,803	1,131,601,673	5,298,330	2,529	-	985,489,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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